Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

7.Expenses by nature

		Year ended 31 December
US$ thousand	Note	2024	2023	2022
Change in production stock		(8,620)	12,150	—
Consumables and other production purchases		20,111	12,344	—
Repairs and maintenance		15,363	7,864	—
Energy and utilities		21,100	8,383	—
Employee benefits		66,111	31,352	—
Contractors		18,453	12,838	—
Depreciation on property, plant and equipment	14	78,360	46,659	—
Insurance		5,056	4,962	—
Others		7,460	4,614	—
Cost of goods sold		223,394	141,166	—

Acquisition costs	26	(483)	60,321	7,521
Employee benefits		9,013	5,866	224
Legal and professional fees		8,625	10,054	1,579
Initial public offering related costs		706	831	—
Insurance		280	1,928	325
Others		914	607	324
Administrative expenses		19,055	79,607	9,973

Government royalties and levies		11,487	7,273	—
Transportation		7,682	3,410	—
Others		(310)	738	—
Selling and distribution expenses		18,859	11,421	—

Total cost of goods sold, administrative and selling and distribution expenses		261,308	232,194	9,973

Superannuation contributions made during the year ended 31 December 2024 were $6,434 thousand (2023: $2,650 thousand; 2022: $nil). These contributions are recognized as a part of employee benefits.